Commitments and Contingencies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2012 CNY (¥)
Commitments and Contingencies [Line Items]
Operating leases in PRC, Hongkong and United States, total rental expenses	$ 13,520	¥ 93,869	¥ 92,520	¥ 56,247
Fair value of contingent consideration			¥ 16,350			¥ 47,755
Noncurrent Liability
Commitments and Contingencies [Line Items]
Accrual for unrecognized tax benefits and interest	$ 4,132				¥ 28,689